Investment Objectives and Goals - Pemberwick Fund	Jul. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Pemberwick Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Pemberwick Fund (the “Fund”) seeks maximum current income that is consistent with liquidity and stability of principal.